2. Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details
Advertising costs	$ 4	$ 0